INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2025
INCOME TAXES
Schedule of loss before income taxes from continuing operations

	2023	2024	2025
	US$	US$	US$

Cayman Islands	(14,253)	(3,263)	(1,902)
USA	(3,935)	(1,729)	(7,335)
Hong Kong	(5,294)	(3,772)	(5,973)
Malta	(1,092)	(14)	(16)
Curacao	(27)	(5)	(3)
Mainland China	(4,755)	(2,100)	(4,165)
British Virgin Islands	3,972	4,192	(6,503)
Ethiopia	—	(317)	(8,583)

	(25,384)	(7,008)	(34,480)

Schedule of current and deferred components

	2023	2024	2025
	US$	US$	US$

Current tax benefit	—	—	—
Deferred tax benefit	—	—	—

Income tax benefit	—	—	—

Schedule of reconciliation of tax computed by applying the statutory income tax rate

	2023		2024		2025
	US$	Percentage	US$	Percentage	US$	Percentage

Loss before income taxes	(25,384)		(7,008)		(34,480)
Income tax computed at applicable tax rates	(5,331)	21.0%	(1,472)	21.0%	(7,241)	21.0%
Effect of different tax rates in different jurisdictions	2,790	(11.0)%	813	(11.6)%	4,649	(13.5)%
Non-deductible expenses	2,099	(8.3)%	322	(4.6)%	4,271	(12.4)%
Change in valuation allowance	671	(2.6)%	337	(4.8)%	(1,679)	4.9%
Research and development super-deduction	(229)	0.9%	—	—%	—	—%
Total	—	—%	—	—%	—	—%

Schedule components of deferred taxes

	2024	2025
	US$	US$

Deferred tax assets
Bad debt provision	891	1,349
Impairment loss	10,266	9,808
Net operating losses (“NOLs”)	28,338	30,017
Less: valuation allowance	(39,495)	(41,174)
Total deferred tax assets, net	—	—